RECENT DEVELOPMENTS AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2023
RECENT DEVELOPMENTS AND OTHER INFORMATION
RECENT DEVELOPMENTS AND OTHER INFORMATION
2. RECENT DEVELOPMENTS AND OTHER INFORMATION

SALE OF SHARES OF SINLOG TECNOLOGIA EM LOGÍSTICA S.A.

On March 10, 2023, the Company entered into a share purchase and sale agreement with NSTECH MK LTDA, providing for the sale of its entire equity interest in Sinlog Tecnologia em Logística S.A. The transaction was completed on May 2, 2023, for R$45,000, divided into three equal installments, the first of which was received on the same date and the remaining installments to be received annually, restated by 100% of the CDI. This operation generated gain in the Company’s profit or loss in the amount of R$14,884, registered in other operating income (expenses), net, explanatory note 21.

ISSUANCE OF SENIOR NOTES 2030

On June 20, 2023, the Company issued a senior Notes offer in the amount of US$550,000 equivalent to R$2,668,380, through its wholly owned subsidiary Cosan Luxembourg S.A (“Cosan Luxembourg”). The issuance of senior Notes occurred an annual interest rate of US$+7.50%, with maturity in June 2030 and payment of half-yearly interest.

ISSUANCE OF DEBENTURES

On April 20 and June 20, 2023, Cosan issued two debentures, not convertible into shares, in the total principal amount of R$1,000,000 each in a single series that bears interest at a rate equal to DI plus 2.4% p.a.. maturing in April and June 2028, respectively, principal due upon maturity and interest paid semiannually.

ADDITION OF RIGHT OF USE – FSRU COMPASS S.A CONTRACT

On July 1, 2023, the subsidiary Compass effected the addition as Right of Use of the contract related to the chartering of the floating storage and regasification unit (“FSRU”) in the amount of R$1,510,810 with consideration in the rental liability as explanatory notes 11.4. Right of use and 5.5. Rental liabilities. The leased asset will be used for reception, storage and regasification of LNG ("Liquefied Natural Gas") at TRSP - LNG Regasification Terminal of São Paulo S.A. ("TRSP"). The term of the contract is 10 years with reasonable certainty of extension for two periods of 5 years, that is, the term of the lease of this right of use was considered until June 2043.

TENDER OFFER SENIOR NOTES 2027

On July 18, 2023, the subsidiary Cosan Luxembourg S.A. concluded the tender-offer of the 2027 senior notes with the repurchase of debt securities in the amount of US$250,000 thousand equivalent to R$1,201,000 in aggregate principal value, with payment of accrued interest of US$8,069 thousand equivalent to R$38,763 and a premium of US$7,500 thousand equivalent to R$36,030.

ISSUE OF DEBENTURES RUMO S.A.

On September 15, 2023, the subsidiary Rumo raised R$1,500,000 by the 17th issuance of simple debentures, not convertible into shares, by the unsecured type, divided into two series, the first of which has an amount of R$750,000, with IPCA+5.76% rate and 6-year term, while the second is R$750,000 with IPCA+6.18% rate and 10-year term. Both series will have semiannual interest payments and 100% principal amortization upon maturity. The funds from this fundraising will be used for investment. These debentures have the same restrictive financial clauses (“finance covenants”) as other debts and ESG commitments, as shown in note 5.1.

EXPORT CREDIT NOTE - RUMO

On July 7, 2023, the subsidiary Rumo obtained an Export Credit Note (“NCE”), in the amount of R$725,000, equivalent to U.S.$150,000 thousands, with maturity in 18 months, quarterly amortization and cost of SOFR + 1.30%. Along with the debt, a Swap was contracted to transform the cost of debt to 108.9% of the CDI.

REALIZATION OF DEFERRED INCOME

On July 1, 2022, the indirect subsidiary “Edge Comercialização” S.A, previously denominated Compass Comercialização S.A., signed a contractual instrument for the cancellation of Liquefied Natural Gas (“LNG”) charges with deliveries planned with external suppliers for 2023. In return, a finance compensation was agreed between the parties whose receipt was initially recorded in the financial position of Edge Comercialização in the deferred income item. On July 13, 2023, after the fulfillment of all remaining performance obligations, the recognition was made under the heading of other operating income in the amount of R$923,214, being R$845,233 related to the instrument mentioned above and R$77,981 related to the recognition of bonus received, see note 22.

INTERNALIZATION OF SENIOR NOTES 2030

On September 29, 2023, the Company internalized the remaining resources arising from the 2030 senior notes, through the issuance of debentures by Cosan S.A., referenced in US dollars in the amount of R$1,491,000 (equivalent to US$300,000 thousand), with coupon annual rate of 16.04% p.a. for first interest payment and 8.02% p.a. for the other. In return, Cosan Luxembourg contracted a Total Return Swap (“TRS”) with the same amount and the counterparty in US dollars, with semi-annual payment frequency and annual remuneration of 15.52% p.a. for the first interest remuneration and 7.50% p.a. for the others, which has the issue of debentures as its underlying asset. For more information see note 5.4 (e).

INTERNALIZATION OF SENIOR NOTES 2029

In July 2019, Cosan Limited (“Cosan Limited”) held a senior Notes offer for a total volume of US$750,000, equivalent to R$4,147,650 with a 5.5% coupon and expiry date 2029 ("Bond 2029").

The Company evaluated alternatives for an Internalization of senior Notes debt and in December 2023 carried out the internalization operation with Banco Santander acquiring a position in a Total Return Swap (“TRS”) with Banco Santander (Brazil) S.A. Grand Cayman Branch (“Santander Cayman”), which will have as underlying asset foreign exchange debentures, referenced in U.S.$, issued by the Company, in the amount of US$598,000, equivalent to R$2,916,207, pursuant to Resolution CVM 160 (“Debentures”) which were fully subscribed by Banco Santander (Brazil) S.A. (“Santander”), and with this the total liquidation of the intercompany was carried out, remitting the recourse to Cosan Lux, and acquiring the position of TRS.

PARTIAL SPLIT COMMIT AND ASSET HELD FOR SALE

On October 9, 2023, the partial split of the indirect subsidiary Commit Gas S.A. (“Commit”) was approved for a new company called Norgás S.A. ("Norgás"). The split is composed of Commit’s shareholding in the following companies: Companhia de Gás do Ceará ("CEGÁS"), Companhia Potiguar de Gás ("POTIGÁS"), Gás de Alagoas S.A. ("ALGÁS"), Sergipe Gás S.A. ("SERGÁS") and Companhia Pernambucana Gás (“COPERGÁS”). The subsidiary Compass Gas e Energia holds 51% of Norgás’s shareholding, the same percentage it holds in Commit, without altering the shareholding in the companies.

The occurrence of this event reinforces Compass’ strategy of divestiture of its stake in Norgás, and with this, on the same date these investments for financial position purposes were classified as “asset and liability maintained for sale” and for the purpose of demonstrating the result were classified as 'discontinued operation'. For more details see explanatory note 8.

ACQUISITION OF 51% EQUITY INTEREST IN BVP.

On October 20, 2023, Edge Comercialização completed the acquisition of control of 51% of Biometano Verde Paulínia S.A. (“BVP”). For more details see explanatory note 9.2.

MOOVE CORPORATE REORGANIZATION

During the third quarter of 2023, the Management of the subsidiary Moove approved the execution of a corporate reorganization consisting of the creation of a new entity in the Cayman Islands, Moove Lubricants Holdings – “MLH”, and the subsequent transfer of all assets of the current holding company of the Moove Group, Cosan Lubes Investments – “CLI”, for the new entity. The new entity will become the holding company of the Moove Group and the CLI will be liquidated.

2ND ISSUANCE OF DEBENTURES LINKED TO ENVIRONMENTAL, SOCIAL AND GOVERNANCE ("ESG") GOALS

On November 1, 2023, the subsidiary Compass issued simple and non-convertible debentures, in the amount of R$1,736,385 with semiannual remuneration equivalent to CDI + 1.55% p.a. and maturities on November 1, 2029 (50%) and November 1, 2030. The proceeds from the issuance will be used for investments and increased working capital.

This 2nd issuance of debentures is linked to ESG Goals of:

(i) Biomethane distributed volume (thousands of m³): Increase the daily volume distributed by 50 times in 2022 by 2027, reaching 0.25mln/m³ day.

(ii) Diversity in Leadership Positions: Reach 47% of people in leadership composed of Diversity Groups by 2027.

The subsidiary Compass will suffer a step-up of 12.5 basis points for each target that is not met, which would increase the rate as of April 2028 to up to CDI+1.85%p.a..

COSAN’S EIGHTH ISSUANCE OF DEBENTURES

On November 8, 2023, the Board of Directors of Cosan S.A. approved the public offering of the 8th issuance of simple debentures, under a firm placement guarantee, not convertible into shares, of the unsecured type, in a single series. The issuance will be in the total amount of R$1,250,000, with semiannual interest at a rate equal to DI plus a spread of 1.80% p.a. and principal maturity on January 21, 2031, with partial straight-line amortization on January 21, 2030, and on the maturity date. The net proceeds from the Issuance will be allocated to the ordinary management of the Company's business.

ISSUE OF COMMERCIAL BANKNOTES

On December 14, 2023, the Board of Directors of Cosan S.A. approved the public offering of the 4th issuance of commercial notes, in two tranches. The first tranche has a total value of R$550,000, charges interest at a rate equal to the DI plus a spread of 1.75% and matures on December 27, 2028. The second tranche has a total principal amount of R$450,000, charges interest at a rate equal to the ID plus a 1.80% spread and matures on January 30, 2031, with partial linear amortization on January 30, 2030 and the maturity date. The net resources obtained with the Issuance will be destined for the ordinary management of the Company’s business.

ASSET HELD FOR SALE - TUP PORTO SÃO LUÍS S.A

The Company has carried out studies for the sale of Porto and is committed to the asset sale plan, which is expected to qualify as completed within one year. In view of this, the Company reclassified to active for sale for the year ending December 31, 2023.

IMPACT OF INTERNATIONAL CONFLICTS

After the outbreak of war in Ukraine in late February 2022, several countries-imposed sanctions on Russia, Belarus and certain regions of Ukraine. There has been an abrupt shift in the geopolitical situation, with uncertainties about the duration of the conflict, changes in the scope of sanctions and retaliatory actions, including new laws. These new circumstances limit the freedom of operation of Cosan Group companies in the Russian region and lead to a distortion and volatility in the level of activity. The war also contributed to increased volatility in foreign exchange markets, energy prices, raw materials and other input costs, as well as supply chain tensions and increased inflation in many countries.

Risks related to cybersecurity, loss of reputation, possible additional sanctions, export controls and other regulations (including restrictions on the transfer of funds to and from Russia) have increased. The ongoing war may continue to affect production and consumer demand. The Cosan Group assessed the consequences of the war on the Financial Statements, mainly considering the impacts on major judgments and significant estimates in addition to the operations that may be affected, such as:

i. Transported volume of fertilizers.

ii. Production of sugar cane due to unfavorable conditions for obtaining fertilizer.

iii. Rising oil prices, as a result of a more limited supply of Russian oil, can lead to a decrease in our margins and a pressure on the costs of acquiring basic inputs such as diesel oil.

iv. Debt and capital of third parties for our financing and investment activities, impacted by the measures of the Brazilian government and the Central Bank of Brazil to contain inflation, such as the increase of the basic interest rate.

v. Purchase of railway tracks by Rumo: although Rumo is able to obtain railway tracks from other non-Russian suppliers the prices charged and the deadlines required by these suppliers may be unfavorable in relation to the commercial conditions practiced in the past.

Additionally, the Company has been monitoring the aftermath of the conflict in Israeli territory, especially in the context of volatility in the prices of natural gas oil commodities, exchange rate fluctuation and interest rates. So far, there have been no impacts on the annual financial statements. The Cosan Group will continue to monitor the facts about the conflicts, with a view to potential impacts on the business and, consequently, on the financial statements.